SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Investments, Revenue Recognition and Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Revenue recognition [Abstract]
Revenue from contract with customers | $	$ 19,625,021	$ 14,733,573	$ 11,453,664
Deferred revenue recognized | $	$ 1,247,478	$ 1,055,394
Segment reporting [Abstract]
Number of operating segments | Segment	3
Number of reportable segments | Segment	3
Limited Partnership [Member] | Minimum [Member]
Investments [Abstract]
Equity interest percentage	5.00%